WARRANTS - Common Stock Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	May 22, 2018	May 18, 2018	Dec. 22, 2016	Jun. 24, 2015
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock		1,102,752		12,500
Price per warrant				$ 3.04
Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock	37,607	37,607	12,500		10,000	15,107
Price per warrant			$ 3.04		$ 2.33	$ 0.95
Warrants exercisable term	10 years	10 years
Common Stock Warrants | Minimum
Class of Warrant or Right [Line Items]
Observed yield term	3 years
Common Stock Warrants | Maximum
Class of Warrant or Right [Line Items]
Observed yield term	5 years